UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05240

SELECTED CAPITAL PRESERVATION TRUST

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	September 30, 2008(Unaudited)

Shares	Security	Value
COMMON STOCK - (97.70%)
CONSUMER DISCRETIONARY - (10.87%)
Automobiles & Components – (1.23%)
3,321,500	Harley-Davidson, Inc.	$123,891,950

Consumer Durables & Apparel – (0.29%)
456,000	Garmin Ltd.	15,453,840
328,596	Hunter Douglas NV (Netherlands)	13,356,015

		28,809,855

Consumer Services – (1.18%)
5,211,000	H&R Block, Inc.	118,550,250

Media – (5.75%)
14,172,000	Comcast Corp., Special Class A	279,046,680
5,179,000	Grupo Televisa S.A., ADR (Mexico)	113,264,730
346,450	Liberty Media Corp. - Capital, Series A *	4,625,108
1,385,800	Liberty Media Corp. - Entertainment, Series A *	34,534,136
9,362,500	News Corp., Class A	112,256,375
4,179,600	WPP Group PLC (United Kingdom)	33,806,938

		577,533,967

Retailing – (2.42%)
453,000	Amazon.com, Inc. *	32,951,220
2,630,000	Bed Bath & Beyond Inc. *	82,608,300
3,631,000	CarMax, Inc. *	50,834,000
1,732,250	Liberty Media Corp. - Interactive, Series A *	22,363,347
1,856,000	Lowe's Cos, Inc.	43,968,640
112,000	Sears Holdings Corp. *	10,403,680

		243,129,187

	TOTAL CONSUMER DISCRETIONARY	1,091,915,209

CONSUMER STAPLES - (14.52%)
Food & Staples Retailing – (6.60%)
7,684,900	Costco Wholesale Corp.	498,903,708
4,397,945	CVS Caremark Corp.	148,034,829
778,000	Whole Foods Market, Inc.	15,544,440

		662,482,977

Food, Beverage & Tobacco – (6.16%)
5,512,500	Altria Group, Inc.	109,368,000
7,980,437	Diageo PLC (United Kingdom)	136,142,004
2,232,650	Heineken Holding NV (Netherlands)	87,651,078
517,300	Hershey Co.	20,454,042
5,512,500	Philip Morris International Inc.	265,151,250

		618,766,374

Household & Personal Products – (1.76%)
919,333	Avon Products, Inc.	38,216,673
1,987,000	Procter & Gamble Co.	138,474,030

		176,690,703

	TOTAL CONSUMER STAPLES	1,457,940,054

ENERGY - (16.80%)
2,191,400	Canadian Natural Resources Ltd. (Canada)	150,023,244
41,208,200	China Coal Energy Co. - H (China)	43,565,195
5,647,060	ConocoPhillips	413,647,145

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (Continued)	September 30, 2008(Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
3,720,842	Devon Energy Corp.	$339,340,790
3,176,200	EOG Resources, Inc.	284,142,852
5,081,600	Occidental Petroleum Corp.	357,998,720
34,600	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	7,036,734
831,124	Transocean Inc. *	91,290,660

	TOTAL ENERGY	1,687,045,340

FINANCIALS - (32.71%)
Banks – (3.11%)
	Commercial Banks – (3.11%)
588,983	Toronto-Dominion Bank (Canada)	35,922,073
2,461,874	Wachovia Corp.	8,616,559
7,147,120	Wells Fargo & Co.	268,231,414

		312,770,046

Diversified Financials – (16.71%)
	Capital Markets – (6.87%)
1,662,707	Ameriprise Financial, Inc.	63,515,407
4,888,100	Bank of New York Mellon Corp.	159,254,298
2,400,000	Brookfield Asset Management Inc., Class A (Canada)	65,856,000
712,500	E*TRADE Financial Corp. *	2,080,500
289,000	Goldman Sachs Group, Inc.	36,992,000
1,961,410	Julius Baer Holding AG (Switzerland)	97,541,736
9,397,687	Merrill Lynch & Co., Inc.	237,761,481
346,621	Morgan Stanley	7,972,283
330,000	State Street Corp.	18,770,400

		689,744,105

	Consumer Finance – (3.42%)
9,485,800	American Express Co.	336,081,894
518,932	Discover Financial Services	7,171,640

		343,253,534

	Diversified Financial Services – (6.42%)
2,352,095	Citigroup Inc.	48,241,469
10,740,740	JPMorgan Chase & Co.	501,592,558
2,265,600	Moody's Corp.	77,030,400
289,500	Visa Inc., Class A	17,772,405

		644,636,832

		1,677,634,471

Insurance – (12.58%)
	Insurance Brokers – (0.77%)
1,718,700	Aon Corp.	77,272,752

	Life & Health Insurance – (0.43%)
658,000	Principal Financial Group, Inc.	28,616,420
400,000	Sun Life Financial Inc. (Canada)	14,148,000

		42,764,420

	Multi-line Insurance – (2.59%)
8,443,925	American International Group, Inc.	28,118,270
5,874,000	Loews Corp.	231,964,260

		260,082,530

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (Continued)	September 30, 2008(Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Property & Casualty Insurance – (7.87%)
1,238,469	Ambac Financial Group, Inc.	$2,885,633
3,497	Berkshire Hathaway Inc., Class A *	456,708,200
6,366	Berkshire Hathaway Inc., Class B *	27,978,570
21,700	Markel Corp. *	7,627,550
884,000	MBIA Inc. *	10,519,600
6,850,800	NIPPONKOA Insurance Co., Ltd. (Japan)	38,507,068
10,212,800	Progressive Corp. (Ohio)	177,702,720
1,853,000	Tokio Marine Holdings, Inc. (Japan)	68,030,644

		789,959,985

	Reinsurance – (0.92%)
1,705,787	Transatlantic Holdings, Inc.	92,709,524

		1,262,789,211

Real Estate – (0.31%)
9,913,000	Hang Lung Group Ltd. (Hong Kong)	31,400,785

	TOTAL FINANCIALS	3,284,594,513

HEALTH CARE - (4.37%)
Health Care Equipment & Services – (3.44%)
1,610,000	Cardinal Health, Inc.	79,340,800
2,027,783	Covidien Ltd.	109,013,614
1,230,000	Express Scripts, Inc. *	90,810,900
2,610,000	UnitedHealth Group Inc.	66,267,900

		345,433,214

Pharmaceuticals, Biotechnology & Life Sciences – (0.93%)
756,000	Johnson & Johnson	52,375,680
2,204,500	Schering-Plough Corp.	40,717,115

		93,092,795

	TOTAL HEALTH CARE	438,526,009

INDUSTRIALS - (5.72%)
Capital Goods – (1.20%)
350,500	ABB Ltd., ADR (Switzerland)	6,799,700
450,300	Siemens AG, Registered (Germany)	42,002,631
2,027,783	Tyco International Ltd.	71,012,960

		119,815,291

Commercial & Professional Services – (2.47%)
1,241,000	D&B Corp.	117,100,760
5,363,250	Iron Mountain Inc. *	130,916,932

		248,017,692

Transportation – (2.05%)
1,311,300	Asciano Group (Australia)	3,428,234
22,514,601	China Merchants Holdings International Co., Ltd. (China)	72,220,766
16,952,000	China Shipping Development Co. Ltd. - H (China)	22,254,446
13,859,500	Cosco Pacific Ltd. (China)	15,906,822
521,910	Kuehne & Nagel International AG, Registered (Switzerland)	34,823,207
1,821,793	Toll Holdings Ltd. (Australia)	10,319,691
740,500	United Parcel Service, Inc., Class B	46,570,045

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (Continued)	September 30, 2008(Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (Continued)
1,821,793	Virgin Blue Holdings Ltd. (Australia)	$470,448

		205,993,659

	TOTAL INDUSTRIALS	573,826,642

INFORMATION TECHNOLOGY - (7.70%)
Semiconductors & Semiconductor Equipment – (0.98%)
4,559,300	Texas Instruments Inc.	98,024,950

Software & Services – (3.04%)
1,012,000	eBay Inc. *	22,648,560
125,000	Google Inc., Class A *	50,065,000
8,718,000	Microsoft Corp.	232,509,060

		305,222,620

Technology Hardware & Equipment – (3.68%)
3,474,300	Agilent Technologies, Inc. *	103,047,738
2,491,000	Cisco Systems, Inc. *	56,147,140
4,205,000	Dell Inc. *	69,172,250
1,850,000	Hewlett-Packard Co.	85,544,000
2,027,783	Tyco Electronics Ltd.	56,088,478

		369,999,606

	TOTAL INFORMATION TECHNOLOGY	773,247,176

MATERIALS - (4.42%)
1,339,500	BHP Billiton PLC (United Kingdom)	30,345,295
930,600	Martin Marietta Materials, Inc.	104,208,588
477,500	Rio Tinto PLC (United Kingdom)	29,967,563
7,883,400	Sealed Air Corp.	173,355,966
2,960,200	Sino-Forest Corp. (Canada)*	37,299,772
924,100	Vulcan Materials Co.	68,845,450

	TOTAL MATERIALS	444,022,634

TELECOMMUNICATION SERVICES - (0.42%)
6,853,000	Sprint Nextel Corp. *	41,803,300

	TOTAL TELECOMMUNICATION SERVICES	41,803,300

UTILITIES - (0.17%)
1,481,300	AES Corp. *	17,316,397

	TOTAL UTILITIES	17,316,397

	TOTAL COMMON STOCK – (Identified cost $7,622,671,726)	9,810,237,274

CONVERTIBLE BONDS - (0.32%)
MATERIALS - (0.14%)
$15,365,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)	13,982,150

	TOTAL MATERIALS	13,982,150

TELECOMMUNICATION SERVICES - (0.18%)
19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	18,600,000

	TOTAL TELECOMMUNICATION SERVICES	18,600,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $34,565,000)	32,582,150

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (Continued)	September 30, 2008(Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS - (1.60%)
$90,926,000	ABN AMRO Inc. Joint Repurchase Agreement,
	1.75%, 10/01/08, dated 09/30/08, repurchase value of $90,930,420
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 03/08/13-04/16/37 total market value $92,744,520)	$90,926,000
69,613,000	Morgan Stanley & Co. Joint Repurchase Agreement,
	1.70%, 10/01/08, dated 09/30/08, repurchase value of $69,616,287
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.205%-5.50%, 07/01/34-05/01/38 total market value $71,005,260)	69,613,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $160,539,000)	160,539,000

	Total Investments – (99.62%) – (Identified cost $7,817,775,726) – (b)	10,003,358,424
	Other Assets Less Liabilities – (0.38%)	38,153,210

	Net Assets – (100.00%)	$10,041,511,634

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $13,982,150, or 0.14% of the Fund’s net assets as of September 30, 2008.

(b)	Aggregate cost for federal income tax purposes is $7,821,976,143. At September 30, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$3,259,369,659
	Unrealized depreciation	(1,077,987,378)

	Net unrealized appreciation	$2,181,382,281

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC.	September 30, 2008(Unaudited)

Shares	Security	Value
COMMON STOCK - (97.12%)
CONSUMER DISCRETIONARY - (33.54%)
Automobiles & Components – (1.19%)
17,360	Johnson Controls, Inc.	$526,529
14,976	WABCO Holdings Inc.	532,247

		1,058,776

Consumer Durables & Apparel – (6.33%)
13,790	Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	609,290
94,500	Garmin Ltd.	3,202,605
45,122	Hunter Douglas NV (Netherlands)	1,834,015

		5,645,910

Consumer Services – (2.62%)
34,210	H&R Block, Inc.	778,277
47,800	Yum! Brands, Inc.	1,558,758

		2,337,035

Media – (14.05%)
179,100	Comcast Corp., Special Class A	3,526,479
149,900	Grupo Televisa S.A., ADR (Mexico)	3,278,313
37,100	Lagardere S.C.A. (France)	1,672,332
23,100	Liberty Media Corp. - Entertainment, Series A *	575,652
69,280	News Corp., Class A	830,667
35,500	Walt Disney Co.	1,089,495
38,300	WPP Group PLC, ADR (United Kingdom)	1,555,363

		12,528,301

Retailing – (9.35%)
115,560	CarMax, Inc. *	1,617,840
36,590	Liberty Media Corp. - Interactive, Series A *	472,377
89,460	Netflix Inc. *	2,764,314
97,900	Tiffany & Co.	3,477,408

		8,331,939

	TOTAL CONSUMER DISCRETIONARY	29,901,961

CONSUMER STAPLES - (2.15%)
Food & Staples Retailing – (1.28%)
11,520	Costco Wholesale Corp.	747,878
19,650	Whole Foods Market, Inc.	392,607

		1,140,485

Food, Beverage & Tobacco – (0.87%)
19,665	Heineken Holding NV (Netherlands)	772,024

	TOTAL CONSUMER STAPLES	1,912,509

ENERGY - (5.87%)
9,100	Devon Energy Corporation	829,920
10,700	Occidental Petroleum Corp.	753,815
27,600	Tenaris S.A., ADR (Argentina)	1,029,204
23,871	Transocean Inc. *	2,621,991

	TOTAL ENERGY	5,234,930

FINANCIALS - (16.92%)
Diversified Financials – (6.75%)
	Capital Markets – (3.24%)
52,790	Bank of New York Mellon Corp.	1,719,898

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (Continued)	September 30, 2008(Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
124,652	E*TRADE Financial Corp. *	$363,984
7,770	Julius Baer Holding, Ltd. AG (Switzerland)	386,405
16,500	Merrill Lynch & Co., Inc.	417,450

		2,887,737

Diversified Financial Services – (3.51%)
274	CME Group Inc.	101,794
65,800	Oaktree Capital Group LLC, Class A (a)	1,825,950
14,003	Pargesa Holdings S.A., Bearer Shares (Switzerland)	1,205,147

		3,132,891

		6,020,628

Insurance – (8.74%)
	Insurance Brokers – (0.78%)
32,190	Brown & Brown, Inc.	695,948

	Life & Health Insurance – (1.94%)
16,582	Aflac, Inc.	974,192
25,650	Power Corp. of Canada (Canada)	751,966

		1,726,158

	Property & Casualty Insurance – (4.04%)
109,792	Ambac Financial Group, Inc.	255,815
8,945	Markel Corp. *	3,144,168
17,180	MBIA Inc. *	204,442

		3,604,425

	Reinsurance – (1.98%)
5,730	Everest Re Group, Ltd.	495,817
5,830	RenaissanceRe Holdings Ltd.	303,160
17,768	Transatlantic Holdings, Inc.	965,691

		1,764,668

		7,791,199

Real Estate – (1.43%)
58,534	Redwood Trust, Inc.	1,271,944

	TOTAL FINANCIALS	15,083,771

HEALTH CARE - (10.53%)
Health Care Equipment & Services – (3.74%)
11,470	Cardinal Health, Inc.	565,242
29,500	IDEXX Laboratories, Inc. *	1,616,305
45,440	UnitedHealth Group Inc.	1,153,721

		3,335,268

Pharmaceuticals, Biotechnology & Life Sciences – (6.79%)
59,300	Johnson & Johnson	4,108,304
105,400	Schering-Plough Corp.	1,946,738

		6,055,042

	TOTAL HEALTH CARE	9,390,310

INDUSTRIALS - (6.75%)
Capital Goods – (4.25%)
172,652	Blount International, Inc. *	1,921,617

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (Continued)	September 30, 2008(Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
24,800	Shaw Group Inc. *	$762,104
11,800	Siemens AG, Registered (Germany)	1,100,668

		3,784,389

Commercial & Professional Services – (1.89%)
4,880	D&B Corp.	460,477
50,236	Iron Mountain Inc. *	1,226,261

		1,686,738

Transportation – (0.61%)
118,300	Clark Holdings, Inc. *	160,888
5,790	Kuehne & Nagel International AG, Registered (Switzerland)	386,324

		547,212

	TOTAL INDUSTRIALS	6,018,339

INFORMATION TECHNOLOGY - (17.22%)
Semiconductors & Semiconductor Equipment – (2.34%)
97,200	Texas Instruments Inc.	2,089,800

Software & Services – (9.74%)
91,517	Convera Corp., Class A *	90,602
11,834	Google Inc., Class A *	4,739,754
112,650	Microsoft Corp.	3,004,375
49,300	Yahoo! Inc. *	852,397

		8,687,128

Technology Hardware & Equipment – (5.14%)
76,300	Agilent Technologies, Inc. *	2,263,058
33,324	Cisco Systems, Inc. *	751,123
95,100	Dell Inc. *	1,564,395

		4,578,576

	TOTAL INFORMATION TECHNOLOGY	15,355,504

MATERIALS - (3.30%)
36,680	Sigma-Aldrich Corp.	1,922,399
80,600	Sino-Forest Corp. (Canada)*	1,015,594

	TOTAL MATERIALS	2,937,993

TELECOMMUNICATION SERVICES - (0.84%)
7,718	American Tower Corp., Class A *	277,616
77,217	Sprint Nextel Corp. *	471,024

	TOTAL TELECOMMUNICATION SERVICES	748,640

	TOTAL COMMON STOCK – (Identified cost $90,684,918)	86,583,957

CONVERTIBLE BONDS - (1.19%)
TELECOMMUNICATION SERVICES - (1.19%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	1,065,625

	TOTAL CONVERTIBLE BONDS – (Identified cost $1,100,000)	1,065,625

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (Continued)	September 30, 2008(Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS - (2.89%)
$1,461,000	ABN AMRO Inc. Joint Repurchase Agreement,
	1.75%, 10/01/08, dated 09/30/08, repurchase value of $1,461,071
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 03/08/13-04/16/37 total market value $1,490,220)	$1,461,000
1,118,000	Morgan Stanley & Co. Joint Repurchase Agreement,
	1.70%, 10/01/08, dated 09/30/08, repurchase value of $1,118,053
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.205%-5.50%, 07/01/34-05/01/38 total market value $1,140,360)	1,118,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $2,579,000)	2,579,000

	Total Investments – (101.20%) – (Identified cost $94,363,918) – (b)	90,228,582
	Liabilities Less Other Assets – (1.20%)	(1,074,296)

	Net Assets – (100.00%)	$89,154,286

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $1,825,950, or 2.05% of the Fund’s net assets as of September 30, 2008.

(b)	Aggregate cost for federal income tax purposes is $94,994,733. At September 30, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$13,992,232
	Unrealized depreciation	(18,758,383)

	Net unrealized depreciation	$(4,766,151)

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST -	September 30, 2008(Unaudited)

SELECTED DAILY GOVERNMENT FUND

Principal	Security	Value
FANNIE MAE - (4.93%)
$160,000	4.50%, 10/15/08	$160,116
750,000	3.20%, 11/28/08	750,424
1,330,000	3.375%, 12/15/08	1,332,478
545,000	5.00%, 12/29/08	547,524
500,000	4.00%, 01/26/09	502,432
510,000	3.25%, 02/15/09	510,446
200,000	3.60%, 03/03/09	200,425
200,000	3.31%, 03/30/09	200,426
600,000	3.85%, 04/14/09	604,808
200,000	5.00%, 04/20/09	201,824
350,000	4.20%, 06/08/09	351,921
156,000	6.375%, 06/15/09	159,594
342,000	6.50%, 07/15/09	351,111

	TOTAL FANNIE MAE – (Identified cost $5,873,529)	5,873,529

FEDERAL FARM CREDIT BANK - (7.41%)
100,000	4.25%, 10/10/08	100,040
1,000,000	3.70%, 12/17/08	1,003,021
5,000,000	1.938%, 01/02/09 (a)	5,000,000
500,000	3.875%, 01/12/09	502,299
250,000	4.55%, 03/27/09	252,212
2,000,000	2.56%, 04/06/09 (b)	1,973,404

	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $8,830,976)	8,830,976

FEDERAL HOME LOAN BANK - (53.18%)
250,000	5.085%, 10/07/08	250,096
1,425,000	4.50%, 10/14/08	1,425,135
1,000,000	2.39%, 10/15/08 (b)	999,071
2,000,000	2.641%, 10/16/08 (a)	2,000,007
300,000	3.25%, 10/21/08	300,113
2,000,000	4.625%, 10/24/08	2,002,505
2,000,000	4.75%, 10/27/08	2,003,114
2,000,000	2.565%, 11/07/08	2,000,818
500,000	4.00%, 11/12/08	501,076
1,550,000	3.625%, 11/14/08	1,551,901
840,000	5.25%, 11/14/08	841,949
500,000	4.125%, 11/17/08	499,990
400,000	4.35%, 11/19/08	401,135
100,000	4.875%, 11/19/08	100,199
1,000,000	2.57%, 11/24/08 (b)	996,145
700,000	5.545%, 11/25/08	702,823
2,000,000	2.18%, 11/28/08 (b)	1,992,976
1,500,000	2.58%, 12/01/08 (a)	1,499,989
2,000,000	2.575%, 12/08/08 (a)	2,001,028
500,000	3.01%, 12/11/08	500,737
970,000	4.75%, 12/12/08	974,581
2,000,000	2.12%, 12/15/08 (b)	1,991,167
500,000	4.00%, 12/16/08	501,812
1,000,000	2.70%, 12/18/08 (b)	994,150

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST -	September 30, 2008(Unaudited)

SELECTED DAILY GOVERNMENT FUND - (Continued)

Principal	Security	Value
FEDERAL HOME LOAN BANK - (CONTINUED)
$150,000	4.375%, 12/19/08	$150,687
1,750,000	4.05%, 12/23/08	1,756,995
45,000	4.27%, 12/23/08	45,173
2,000,000	3.20%, 01/05/09 (b)	1,982,933
1,000,000	3.31%, 01/09/09 (b)	990,806
1,000,000	3.25%, 01/14/09	1,000,000
5,000,000	2.629%, 01/23/09 (a)	5,002,401
1,000,000	2.60%, 01/28/09	1,000,000
1,000,000	5.477%, 01/28/09	1,008,503
1,000,000	3.30%, 02/02/09 (b)	988,633
1,000,000	2.76%, 02/12/09	1,000,000
200,000	5.25%, 02/13/09	201,368
900,000	5.75%, 02/13/09	911,056
3,000,000	2.55%, 02/18/09 (a)	3,000,000
1,000,000	2.10%, 02/25/09 (a)	1,000,000
3,000,000	2.388%, 03/13/09 (a)	2,996,346
2,000,000	2.50%, 03/17/09	2,000,793
3,000,000	2.24%, 03/20/09 (a)	3,000,000
3,000,000	3.58%, 03/30/09	3,002,730
1,161,000	3.25%, 04/01/09 (b)	1,141,924
1,000,000	1.47%, 04/03/09 (a)	1,000,000
1,000,000	2.32%, 04/08/09 (a)	1,000,000
600,000	3.75%, 04/27/09	603,626
555,000	5.79%, 04/27/09	563,296
1,000,000	4.25%, 05/15/09	1,010,685

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $63,390,472)	63,390,472

FREDDIE MAC - (10.59%)
5,000,000	5.00%, 10/01/08	5,000,000
430,000	4.70%, 10/06/08	430,144
120,000	5.125%, 10/15/08	120,115
500,000	4.75%, 10/17/08	500,451
500,000	3.94%, 11/20/08	501,144
355,000	5.25%, 01/12/09	357,494
841,000	4.875%, 02/17/09	846,973
2,000,000	4.75%, 03/05/09	2,017,617
100,000	5.75%, 03/15/09	101,404
250,000	3.50%, 04/06/09	251,438
675,000	3.375%, 04/15/09	676,737
500,000	5.25%, 05/21/09	506,819
1,000,000	2.90%, 06/12/09	996,298
180,000	3.00%, 06/30/09	179,813
135,000	4.25%, 07/15/09	136,242

	TOTAL FREDDIE MAC – (Identified cost $12,622,689)	12,622,689

HOUSING & URBAN DEVELOPMENT - (0.75%)
867,000	7.198%, 08/01/09	899,323

	TOTAL HOUSING & URBAN DEVELOPMENT – (Identified cost $899,323)	899,323

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST -	September 30, 2008(Unaudited)

SELECTED DAILY GOVERNMENT FUND - (Continued)

Principal	Security	Value
MORTGAGES - (0.99%)
COLLATERALIZED MORTGAGE OBLIGATIONS - (0.01%)
$3,377	Fannie Mae, 6.50%, 10/25/08	$3,377
12,119	Fannie Mae, 6.00%, 11/25/08	12,123

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS	15,500

FREDDIE MAC POOLS - (0.98%)
74,534	3.50%, 10/01/08, Pool No. M90850	74,534
201,651	3.50%, 12/01/08, Pool No. M90866	201,710
279,724	4.50%, 01/01/09, Pool No. M90893	280,387
157,427	5.00%, 01/01/09, Pool No. M80718	157,927
176,248	5.50%, 02/01/09, Pool No. M80720	177,178
272,897	4.00%, 06/01/09, Pool No. M90924	274,027

	TOTAL FREDDIE MAC POOLS	1,165,763

	TOTAL MORTGAGES – (Identified cost $1,181,263)	1,181,263

REPURCHASE AGREEMENTS - (23.91%)
16,137,000	ABN AMRO Inc. Joint Repurchase Agreement,
	1.75%, 10/01/08, dated 09/30/08, repurchase value of $16,137,784
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 03/08/13-04/16/37 total market value $16,459,740)	16,137,000
12,354,000	Morgan Stanley & Co. Joint Repurchase Agreement,
	1.70%, 10/01/08, dated 09/30/08, repurchase value of $12,354,583
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.205%-5.50%, 07/01/34-05/01/38 total market value $12,601,080)	12,354,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $28,491,000)	28,491,000

	Total Investments – (101.76%) – (Identified cost $121,289,252) – (c)	121,289,252
	Liabilities Less Other Assets – (1.76%)	(2,092,604)

	Net Assets – (100.00%)	$119,196,648

(a)

The interest rates on floating rate securities, shown as of September 30, 2008, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.
(c)	Aggregate cost for Federal Income Tax purposes is $121,289,252

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to the Schedule of Investments
September 30, 2008 (Unaudited)

Valuation of Securities – The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2008 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
Valuation inputs
Level 1 – Quoted prices	$8,998,496,708	$76,791,802	$–
Level 2 – Other Significant Observable Inputs	1,004,861,716	13,436,780	121,289,252
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$10,003,358,424	$90,228,582	$121,289,252

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED CAPITAL PRESERVATION TRUST

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 28, 2008

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: November 28, 2008